Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At March 31, 2026, the Company had the following letter of credit facilities:

	March 31, 2026
Bank	Commitment	In Use	Date of Expiry
Lloyds Bank plc(1)(2)
Unsecured	$20.0	$6.9	September 21, 2028
Secured	115.0	24.9	September 21, 2028
Total Lloyds Bank Plc	135.0	31.8
Citibank N.A. London branch(1)(2)
Secured	70.0	16.3	December 31, 2026
Total Citibank N.A. London branch	70.0	16.3
Barclays Bank plc(1)(2)
Unsecured	20.0	11.4	September 13, 2028
Secured	115.0	28.6	September 13, 2028
Total Barclays Bank plc	135.0	40.0
Bank of Montreal(1)(2)
Unsecured	40.0	6.8	September 18, 2026
Secured	100.0	30.0	September 18, 2026
Total Bank of Montreal	140.0	36.8
Total letters of credit facilities	$480.0	$124.9
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(1)Letters of credit can be issued under the secured letter of credit facilities for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of March 31, 2026, was: Lloyds Bank plc $65.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $65.0 million; and Bank of Montreal $60.0 million.
The following table shows the value of the collateral underlying the secured letter of credit facilities:

Bank	March 31, 2026
Lloyds Bank plc	$57.4
Citibank N.A. London branch	17.4
Barclays Bank plc	36.5
Bank of Montreal	52.2
Total	$163.5